OTHER INCOME (EXPENSE) - Disclosure of other income (Expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income Expense [Abstract]
Management fee income	$ 198	$ 713
Other operating income (expense), net	(505)	18
Other income (expense)	$ (307)	$ 731